UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

DECEMBER 31, 2016

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 87.6%
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 1.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,560,000	$3,497,700	(a)
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	2,050,000	2,045,777
IHO Verwaltungs GmbH, Senior Secured Bonds	4.125%	9/15/21	730,000	739,125	(a)(b)
IHO Verwaltungs GmbH, Senior Secured Bonds	4.750%	9/15/26	730,000	706,275	(a)(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,580,000	2,634,825	(a)

Total Auto Components				9,623,702

Diversified Consumer Services - 0.9%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	1,490,000	1,329,825	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	2,630,000	2,869,988	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000	2,300,875

Total Diversified Consumer Services				6,500,688

Hotels, Restaurants & Leisure - 3.2%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	2,195,826	2,195,826	(a)(b)(c)
Brinker International Inc., Senior Notes	5.000%	10/1/24	3,130,000	3,130,000	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,540,000	1,667,050
CCM Merger Inc., Senior Notes	9.125%	5/1/19	1,090,000	1,134,518	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,600,000	1,640,000
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	715,000	72	*(a)(d)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,840,000	1,923,536
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	960,000	1,014,000	(a)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes	6.750%	11/15/21	2,890,000	2,933,350	(a)
Landry’s Inc., Senior Notes	6.750%	10/15/24	860,000	875,050	(a)
Mohegan Tribal Gaming Authority, Senior Notes	7.875%	10/15/24	1,230,000	1,259,212	(a)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	840,000	905,100	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	3,920,000	4,081,700	(a)

Total Hotels, Restaurants & Leisure				22,759,414

Household Durables - 1.5%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	3,070,000	3,050,812	(a)(b)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	2,000,000	1,945,000	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	2,350,000	2,467,500
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	480,000	499,200
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	2,960,000	2,871,200	(a)

Total Household Durables				10,833,712

Leisure Products - 0.3%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	2,010,000	1,869,300	(a)

Media - 8.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	3,870,000	4,015,125	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	6,850,000	7,231,744
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,220,000	1,415,337

DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,100,000	1,160,500
DISH DBS Corp., Senior Notes	5.875%	11/15/24	750,000	774,563
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,150,000	5,819,500
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	2,533,686	978,636	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Lions Gate Entertainment Corp., Senior Notes	5.875%	11/1/24	720,000	$734,400	(a)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	2,110,000	1,909,550	(a)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	5,410,000	5,457,337	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	5,810,000	5,977,037	(a)
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	1,039,000	1,168,131
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	2,311,000	2,605,643
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	298,000	314,018	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	1,590,000	1,526,400	(a)
Viacom Inc., Senior Notes	3.450%	10/4/26	3,440,000	3,185,701
Viacom Inc., Senior Notes	4.375%	3/15/43	3,760,000	3,005,639
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	4,400,000	4,592,500	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	3,030,000	3,132,263	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.500%	1/15/25	1,400,000	1,426,250	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	6,060,000	5,922,438	(a)

Total Media				62,352,712

Multiline Retail - 0.5%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,830,000	1,946,790
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	515,000	461,569
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	770,000	575,575	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,210,000	862,125	(a)(b)

Total Multiline Retail				3,846,059

Specialty Retail - 2.3%
American Greetings Corp., Senior Notes	7.375%	12/1/21	1,920,000	1,965,600
GameStop Corp., Senior Notes	6.750%	3/15/21	1,420,000	1,434,200	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	5,190,000	4,735,875	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	1,170,000	1,237,275	(a)
L Brands Inc., Debentures	6.950%	3/1/33	720,000	723,600
L Brands Inc., Senior Notes	6.875%	11/1/35	1,460,000	1,496,500
L Brands Inc., Senior Notes	7.600%	7/15/37	50,000	51,375
PetSmart Inc., Senior Notes	7.125%	3/15/23	810,000	828,225	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,830,000	1,912,350
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	1,780,000	1,811,150	(a)

Total Specialty Retail				16,196,150

TOTAL CONSUMER DISCRETIONARY				133,981,737

CONSUMER STAPLES - 3.9%
Beverages - 0.7%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,610,000	1,505,350	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	1,120,000	1,162,700
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,900,000	2,092,375	(a)

Total Beverages				4,760,425

Food & Staples - 0.1%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	1,050,000	1,055,250	(a)

Food & Staples Retailing - 0.4%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	2,780,000	2,658,375	(a)

Food Products - 1.6%
AdvancePierre Foods Holdings Inc., Senior Notes	5.500%	12/15/24	1,690,000	1,710,077	(a)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	2,400,000	2,412,000	(a)

Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	1,370,000	1,358,869	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	2,520,000	2,526,300	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	3,380,000	3,489,850	(a)

Total Food Products				11,497,096

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.6%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	1,080,000	$1,144,800
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	940,000	1,003,450
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	650,000	689,000
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,220,000	1,271,850

Total Household Products				4,109,100

Tobacco - 0.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	3,440,000	2,962,700
Alliance One International Inc., Senior Secured Notes	8.500%	4/15/21	760,000	773,300	(a)

Total Tobacco				3,736,000

TOTAL CONSUMER STAPLES				27,816,246

ENERGY - 15.4%
Energy Equipment & Services - 1.2%
CGG, Senior Notes	6.500%	6/1/21	2,020,000	939,300
CGG, Senior Notes	6.875%	1/15/22	570,000	265,050
Ensco PLC, Senior Notes	4.700%	3/15/21	350,000	338,422
Ensco PLC, Senior Notes	5.750%	10/1/44	2,160,000	1,576,800
Pride International Inc., Senior Notes	6.875%	8/15/20	530,000	568,425
Pride International Inc., Senior Notes	7.875%	8/15/40	1,820,000	1,638,000
SESI LLC, Senior Notes	6.375%	5/1/19	2,110,000	2,120,550
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	2,150,000	1,255,815	(a)(c)

Total Energy Equipment & Services				8,702,362

Oil, Gas & Consumable Fuels - 14.2%
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	1,230,000	790,275	*(e)
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	3,484,000	2,238,470	*(e)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,840,000	1,849,200	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	1,740,000	1,996,650	(a)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	1,480,000	1,535,500
Cheniere Corpus Christi Holdings LLC, Senior Notes	5.875%	3/31/25	2,560,000	2,621,594	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,200,000	5,226,000
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	1,655,000	1,559,837
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	600,000	567,000
Continental Resources Inc., Senior Notes	5.000%	9/15/22	520,000	526,833
Continental Resources Inc., Senior Notes	3.800%	6/1/24	440,000	408,100
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,120,000	1,823,200
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	2,420,000	2,492,600
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	480,000	483,936	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,900,000	1,651,100
Enterprise Products Operating LLC, Junior Subordinated Notes	4.593%	8/1/66	1,150,000	1,083,047	(f)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	1,610,000	1,492,261
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	1,090,000	866,550
EP Energy LLC/Everest Acquisition Finance Inc., Senior Secured Notes	8.000%	11/29/24	710,000	766,587	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	1,320,000	1,378,080
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	5,340,000	5,299,950	(a)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.000%	8/1/24	580,000	607,550	(a)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	6,920,000	8,500,251
Magnum Hunter Resources Corp. Escrow	—	—	6,700,000	0	*(c)(g)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	2,630,000	2,445,900	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	690,000	627,900	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	750,000	585,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	1,610,000	$1,670,375	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	1,520,000	1,618,800	(a)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	1,910,000	1,919,550
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,730,000	2,794,837
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,420,000	1,462,600
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	4,326,400
Petroleos Mexicanos, Senior Notes	5.375%	3/13/22	310,000	317,821	(a)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	1,030,000	1,063,733	(a)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	2,250,000	2,396,250
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,080,000	1,112,400	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,140,000	(a)
RSP Permian Inc., Senior Notes	5.250%	1/15/25	2,910,000	2,931,825	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,340,000	1,443,850
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	910,000	921,375	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,960,000	2,004,100
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	8,970,000	8,566,350
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	1,250,000	1,056,250	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	1,480,000	1,474,450	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	1,580,000	1,572,100	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	230,000	242,075
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	650,000	698,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	1,680,000	1,722,000
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	1,470,000	1,483,098
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	1,420,000	1,427,100
Williams Cos. Inc., Debentures	7.500%	1/15/31	620,000	702,150
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	820,000	795,400
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,027,425
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,110,250
WPX Energy Inc., Senior Notes	7.500%	8/1/20	530,000	572,400
WPX Energy Inc., Senior Notes	8.250%	8/1/23	810,000	909,225

Total Oil, Gas & Consumable Fuels				101,906,310

TOTAL ENERGY				110,608,672

FINANCIALS - 9.8%
Banks - 4.8%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	2,160,000	2,259,900	(f)(h)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,990,000	3,716,142	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,400,000	3,737,875
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	650,000	678,681	(f)(h)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,470,000	1,480,943	(a)(f)(h)
CIT Group Inc., Senior Notes	5.375%	5/15/20	640,000	681,600
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,000,000	1,045,000
CIT Group Inc., Senior Notes	5.000%	8/1/23	3,470,000	3,591,450

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	2,060,000		$2,045,065	(f)(h)
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	170,000		200,439	(a)(f)(h)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	2,100,000		2,314,242	(a)(f)(h)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	2,290,000		2,418,767	(a)(f)(h)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	2,330,000		2,344,562	(f)(h)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	1,170,000		1,185,356	(f)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,880,000		2,157,300	(f)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	1,220,000		1,247,450	(f)(h)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	620,000		693,638
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	3,830,000	AUD	2,820,757	(f)(i)

Total Banks					34,619,167

Capital Markets - 1.2%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	2,750,000		2,684,550	(a)(f)(h)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,680,000		1,713,600	(a)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000		2,328,549
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	2,030,000		2,142,994

Total Capital Markets					8,869,693

Consumer Finance - 1.1%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,744,000		1,979,440
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,730,000		1,868,400
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,760,000		1,956,944
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	2,160,000		1,895,400	(a)

Total Consumer Finance					7,700,184

Diversified Financial Services - 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,560,000		1,610,700
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	650,000		677,625
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	520,000		547,950
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	100,000		101,425
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	6,720,000		7,030,800
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	250,000		269,375
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,675,000		4,290,563
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	170,000		204,638
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	600,000		652,500

Total Diversified Financial Services					15,385,576

Insurance - 0.5%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	1,310,000		1,310,000	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	1,450,000		1,203,500
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000		1,222,605	(a)

Total Insurance					3,736,105

TOTAL FINANCIALS					70,310,725

HEALTH CARE - 6.6%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	1,240,000		1,246,200	(a)

Health Care Equipment & Supplies - 0.6%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,250,000		1,056,250
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	330,000		287,925	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	1,470,000		1,470,000	(a)
Kinetic Concepts Inc./KCI USA Inc., Senior Secured Notes	7.875%	2/15/21	1,390,000		1,511,625	(a)

Total Health Care Equipment & Supplies					4,325,800

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - 4.7%
BioScrip Inc., Senior Notes	8.875%	2/15/21	960,000		$724,800
Centene Corp., Senior Notes	5.625%	2/15/21	1,160,000		1,222,524
Centene Corp., Senior Notes	4.750%	5/15/22	790,000		801,850
Centene Corp., Senior Notes	6.125%	2/15/24	710,000		749,938
Centene Corp., Senior Notes	4.750%	1/15/25	3,340,000		3,269,025
DaVita Inc., Senior Notes	5.750%	8/15/22	1,990,000		2,087,012
DaVita Inc., Senior Notes	5.125%	7/15/24	1,510,000		1,509,056
DaVita Inc., Senior Notes	5.000%	5/1/25	4,260,000		4,201,425
HCA Inc., Debentures	7.500%	11/15/95	6,265,000		6,061,387
HCA Inc., Notes	7.690%	6/15/25	490,000		535,325
HCA Inc., Senior Secured Notes	5.250%	6/15/26	870,000		901,538
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	3,340,000		2,922,500
Synlab Unsecured Bondco PLC, Senior Bonds	8.250%	7/1/23	910,000	EUR	1,046,519	(i)
Tenet Healthcare Corp., Secured Notes	7.500%	1/1/22	970,000		1,013,650	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,990,000		2,836,015
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	2,050,000		2,152,500
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,760,000		1,751,200

Total Health Care Providers & Services					33,786,264

Pharmaceuticals - 1.1%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,490,000		1,266,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	610,000		528,794	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	540,000		466,592	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	3,240,000		2,758,050	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	2,910,000		2,393,475	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	860,000		649,300	(a)

Total Pharmaceuticals					8,062,711

TOTAL HEALTH CARE					47,420,975

INDUSTRIALS - 7.3%
Aerospace & Defense - 0.7%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	3,600,000		3,555,000	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,400,000		1,403,500

Total Aerospace & Defense					4,958,500

Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,040,000		1,095,900	(a)

Airlines - 0.2%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	730,052		752,866	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	79,216		81,267
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	684,064		786,709

Total Airlines					1,620,842

Building Products - 0.2%
Standard Industries Inc., Senior Notes	5.125%	2/15/21	690,000		722,775	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	1,020,000		1,060,902	(a)

Total Building Products					1,783,677

Commercial Services & Supplies - 1.7%
ACCO Brands Corp., Senior Notes	5.250%	12/15/24	1,270,000		1,281,913	(a)
Garda World Security Corp., Senior Notes	7.250%	11/15/21	1,020,000		953,700	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	1,910,000		2,110,550	(a)

Monitronics International Inc., Senior Notes	9.125%	4/1/20	650,000		615,875
Ritchie Bros. Auctioneers Inc., Senior Notes	5.375%	1/15/25	960,000		981,600	(a)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	1,443,000		1,525,972
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	1,410,000		1,401,188
West Corp., Senior Notes	5.375%	7/15/22	3,790,000		3,676,300	(a)

Total Commercial Services & Supplies					12,547,098

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction & Engineering - 0.7%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,930,000	$2,094,050	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,930,499	1,766,406	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,090,000	1,079,100	(a)

Total Construction & Engineering				4,939,556

Electrical Equipment - 0.4%
Interface Grand Master Holdings Inc., Senior Notes	19.000%	8/15/19	1,339,149	1,298,975	(b)(c)
International Wire Group Inc., Senior Notes	10.750%	8/1/21	540,000	508,950	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	1,110,000	1,110,000	(a)

Total Electrical Equipment				2,917,925

Machinery - 0.7%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	3,650,000	3,695,625	(a)
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	1,250,000	1,084,375	(a)

Total Machinery				4,780,000

Marine - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	3,350,000	2,864,250	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,910,000	372,450	*(e)

Total Marine				3,236,700

Road & Rail - 1.0%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	2,450,000	2,241,750	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	4,550,000	4,720,625	(a)

Total Road & Rail				6,962,375

Trading Companies & Distributors - 0.8%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	2,130,000	2,241,825	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	3,560,000	3,764,700

Total Trading Companies & Distributors				6,006,525

Transportation - 0.2%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	2,214,475	1,472,625	(a)(b)

TOTAL INDUSTRIALS				52,321,723

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment, Instruments & Components - 0.1%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	450,000	449,437

Internet Software & Services - 0.1%
Match Group Inc., Senior Notes	6.375%	6/1/24	940,000	995,225

IT Services - 0.5%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	820,000	381,300	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	3,180,000	3,208,843	(a)

Total IT Services				3,590,143

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	5.875%	6/15/21	1,720,000	$1,830,589	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	7.125%	6/15/24	990,000	1,099,694	(a)
Seagate HDD Cayman, Senior Bonds	4.750%	6/1/23	1,370,000	1,358,869
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	670,000	638,724
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	400,000	361,208

Total Technology Hardware, Storage & Peripherals				5,289,084

TOTAL INFORMATION TECHNOLOGY				10,323,889

MATERIALS - 9.1%
Chemicals - 1.4%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	960,000	1,024,800	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	937,638	895,444	(a)(b)
Kissner Holdings LP/Kissner Milling Co., Ltd./BSC Holding Inc./Kissner USA, Senior Secured Notes	8.375%	12/1/22	1,590,000	1,609,875	(a)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	370,000	396,825	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	3,500,000	3,500,000	(a)
Scotts Miracle-Gro Co., Senior Notes	5.250%	12/15/26	760,000	761,900	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	1,750,000	1,815,625	(a)

Total Chemicals				10,004,469

Construction Materials - 0.3%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	1,840,000	1,564,000	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	730,000	616,850	(a)

Total Construction Materials				2,180,850

Containers & Packaging - 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	1,670,000	1,766,025	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	1,890,000	1,881,741	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	3,320,000	3,519,200	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	1,070,000	1,067,325	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	5,070,000	5,564,325
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	1,590,000	1,383,300	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,210,000	1,237,225	(a)

Total Containers & Packaging				16,419,141

Metals & Mining - 5.1%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	950,000	1,033,125	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,970,000	2,162,075	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	1,910,000	1,940,942	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	720,000	736,200	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	420,000	425,254	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	1,570,000	1,599,438	(a)
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	2,960,000	3,262,926
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	660,000	681,450	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	600,000	625,500
Freeport-McMoRan Inc., Senior Notes	6.125%	6/15/19	510,000	524,025	(a)
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	30,000	29,400
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	780,000	764,400
Freeport-McMoRan Inc., Senior Notes	6.750%	2/1/22	833,000	860,073	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	550,000	514,250
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	4,210,000	4,441,550	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	730,000	673,425
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,010,000	840,845
HudBay Minerals Inc., Senior Notes	7.250%	1/15/23	950,000	985,625	(a)
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	2,230,000	2,323,392	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	2,315,551	46,311	*(a)(e)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	26,600	$0	(b)(c)(g)
Novelis Corp., Senior Notes	5.875%	9/30/26	1,250,000	1,265,625	(a)
Steel Dynamics Inc., Senior Notes	5.000%	12/15/26	1,164,000	1,162,545	(a)
Teck Resources Ltd., Senior Notes	3.000%	3/1/19	1,560,000	1,567,800
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	1,750,000	1,929,375	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	2,140,000	2,471,700	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	2,296,800
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	1,466,250

Total Metals & Mining				36,630,301

TOTAL MATERIALS				65,234,761

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	1,560,000	1,614,600	(a)
CoreCivic Inc., Senior Notes	4.125%	4/1/20	90,000	90,225
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,360,000	1,363,400
CoreCivic Inc., Senior Notes	4.625%	5/1/23	200,000	198,000
GEO Group Inc., Senior Notes	6.000%	4/15/26	1,550,000	1,530,625
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	1,420,000	1,370,300	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	820,000	862,025

Total Equity Real Estate Investment Trusts (REITs)				7,029,175

Real Estate Management & Development - 1.1%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	4,810,000	5,062,525
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	2,490,000	2,707,875	(a)

Total Real Estate Management & Development				7,770,400

TOTAL REAL ESTATE				14,799,575

TELECOMMUNICATION SERVICES - 11.3%
Diversified Telecommunication Services - 5.2%
CenturyLink Inc., Senior Notes	6.750%	12/1/23	1,940,000	1,990,925
CenturyLink Inc., Senior Notes	7.650%	3/15/42	2,760,000	2,428,800
Cincinnati Bell Telephone Co., LLC, Senior Debentures	6.300%	12/1/28	115,000	112,700
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	2,020,000	2,095,750	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	3,790,000	3,927,387
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	3,130,000	2,402,275
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,910,000	3,004,575	(a)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	980,000	1,017,975
Level 3 Financing Inc., Senior Notes	5.625%	2/1/23	1,350,000	1,387,125
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	600,000	595,500	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	3,570,000	1,151,325	*(a)(e)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	9,360,000	9,184,500	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	5,330,000	5,505,890
Windstream Services LLC, Senior Notes	7.750%	10/1/21	2,570,000	2,654,810
Windstream Services LLC, Senior Notes	6.375%	8/1/23	250,000	224,375

Total Diversified Telecommunication Services				37,683,912

Wireless Telecommunication Services - 6.1%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	4,860,000	5,066,550	(a)
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	665,000	769,738	(a)

CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,130,000	2,332,350	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	2,260,000	2,695,050	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,168,100

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	6,120,000	$6,747,300
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	4,250,000	4,696,250	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,820,000	1,933,950
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,770,000	4,646,525
Sprint Corp., Senior Notes	7.250%	9/15/21	2,800,000	2,982,000
Sprint Corp., Senior Notes	7.875%	9/15/23	360,000	385,200
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	270,000	278,438
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,580,000	1,672,825
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	910,000	986,212
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	130,000	140,302	(i)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	3,170,000	3,541,207	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,530,000	1,704,114	(i)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	940,000	1,046,972	(a)

Total Wireless Telecommunication Services				43,793,083

TOTAL TELECOMMUNICATION SERVICES				81,476,995

UTILITIES - 2.0%
Electric Utilities - 1.2%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	4,030,000	2,604,388
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	5,490,000	5,730,187

Total Electric Utilities				8,334,575

Gas Utilities - 0.0%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	60,000	75,301

Independent Power and Renewable Electricity Producers - 0.8%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,109,000	1,160,291	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	5,875,970	5,016,609

Total Independent Power and Renewable Electricity Producers				6,176,900

TOTAL UTILITIES				14,586,776

TOTAL CORPORATE BONDS & NOTES (Cost - $598,634,545)				628,882,074

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	1,700,000	900,456	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.618%	8/15/48	1,400,000	887,564	(a)(f)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	1,500,000	817,030	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,056,294)				2,605,050

CONVERTIBLE BONDS & NOTES - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
DISH Network Corp., Senior Notes	3.375%	8/15/26	426,000	486,971	(a)

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Finisar Corp., Senior Notes	0.500%	12/15/36	400,000	404,250	(a)

Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology Inc., Senior Bonds	3.000%	11/15/43	950,000	948,219

TOTAL INFORMATION TECHNOLOGY				1,352,469

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	2,003,407	180,307	(a)(b)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,690,572)				2,019,747

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SENIOR LOANS - 1.6%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	760,000		$764,513	(j)(k)

Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	1,710,000		1,415,025	(j)(k)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	1,257,600		930,624	(j)(k)

TOTAL CONSUMER DISCRETIONARY					3,110,162

ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Hercules Offshore Inc., (wind-down lender claim)	—	—	1,789,374		1,758,597	(c)

Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., Term Loan	8.500%	8/23/21	1,130,000		1,234,054	(j)(k)
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	635,474		638,651	(j)(k)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	866,063		785,952	(j)(k)

Total Oil, Gas & Consumable Fuels					2,658,657

TOTAL ENERGY					4,417,254

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	849,714		850,245	(j)(k)

Health Care Providers & Services - 0.2%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,461,333		1,450,373	(j)(k)

TOTAL HEALTH CARE					2,300,618

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	425,217		395,452	(j)(k)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/6/22	1,847,100		1,643,919	(j)(k)

TOTAL UTILITIES					2,039,371

TOTAL SENIOR LOANS (Cost - $12,729,790)					11,867,405

SOVEREIGN BONDS - 2.3%
Argentina - 1.0%
Republic of Argentina, Senior Notes	6.875%	4/22/21	640,000		683,200	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	5,600,000		5,894,000	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	410,000		411,025	(a)

Total Argentina					6,988,225

Brazil - 0.5%
Federative Republic of Brazil, Notes	10.000%	1/1/23	12,000,000	BRL	3,478,083

Ecuador - 0.7%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	4,340,000		4,719,750	(a)

Russia - 0.1%
Russian Federal Bond, Bonds	7.050%	1/19/28	70,910,000	RUB	1,061,085

TOTAL SOVEREIGN BONDS (Cost - $15,506,246)					16,247,143

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.1%
U.S. Government Obligations - 3.1%
U.S. Treasury Bonds	2.250%	8/15/46	4,820,000	$4,052,945
U.S. Treasury Notes	1.375%	1/31/21	3,000,000	2,952,540
U.S. Treasury Notes	1.125%	8/31/21	2,500,000	2,415,870
U.S. Treasury Notes	1.125%	9/30/21	2,000,000	1,929,220
U.S. Treasury Notes	1.625%	5/15/26	3,500,000	3,264,366
U.S. Treasury Notes	1.500%	8/15/26	4,000,000	3,679,064
U.S. Treasury Notes	2.000%	11/15/26	3,960,000	3,810,649

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $22,500,659)				22,104,654

			SHARES
COMMON STOCKS - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.			133,649	1,293,722	*(c)

ENERGY - 1.2%
Energy Equipment & Services - 0.5%
Hercules Offshore Inc.			87,452	98,821	*(c)
KCAD Holdings I Ltd.			427,421,041	3,761,305	*(c)

Total Energy Equipment & Services				3,860,126

Oil, Gas & Consumable Fuels - 0.7%
Magnum Hunter Resources Corp.			344,022	3,784,242	*
MWO Holdings LLC			848	963,778	*(c)

Total Oil, Gas & Consumable Fuels				4,748,020

TOTAL ENERGY				8,608,146

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Physiotherapy Associates Holdings Inc. (Escrow)			24,900	301,788	*(c)

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A.			86,802	117,170	*(c)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			4,958	0	*(c)(g)

TOTAL INDUSTRIALS				117,170

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			5,327,568	0	*(c)(g)

TOTAL COMMON STOCKS (Cost - $17,446,083)				10,320,826

CONVERTIBLE PREFERRED STOCKS - 0.5%
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Allergan PLC (Cost - $3,799,625)	5.500%		4,726	3,603,386

PREFERRED STOCKS - 1.1%
FINANCIALS - 1.0%
Consumer Finance - 0.5%
GMAC Capital Trust I	6.691%		145,709	3,701,009	(f)

Diversified Financial Services - 0.5%
Citigroup Capital XIII	7.257%		138,925	3,587,043	(f)

TOTAL FINANCIALS				7,288,052

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer Tracking Preferred Equity Certificates	8.000%		38,665,900	520,664	*(c)

TOTAL PREFERRED STOCKS (Cost - $10,442,036)				7,808,716

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%
Hercules LLC (Cost - $0)	3/31/29	650	$0	*(c)(g)

TOTAL INVESTMENTS - 98.3% (Cost - $687,805,850#)			705,459,001
Other Assets in Excess of Liabilities - 1.7%			12,450,198

TOTAL NET ASSETS - 100.0%			$717,909,199

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	The maturity principal is currently in default as of December 31, 2016.

(e)	The coupon payment on these securities is currently in default as of December 31, 2016.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Value is less than $1.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$131,785,911	$2,195,826		$133,981,737
Energy	—	109,352,857	1,255,815		110,608,672
Industrials	—	50,941,481	1,380,242		52,321,723
Materials	—	65,234,761	0	*	65,234,761
Other Corporate Bonds & Notes	—	266,735,181	—		266,735,181
Collateralized Mortgage Obligations	—	2,605,050	—		2,605,050
Convertible Bonds & Notes	—	2,019,747	—		2,019,747
Senior Loans:
Consumer Discretionary	—	1,695,137	1,415,025		3,110,162
Energy	—	1,234,054	3,183,200		4,417,254
Health Care	—	2,300,618	—		2,300,618
Utilities	—	395,452	1,643,919		2,039,371
Sovereign Bonds	—	16,247,143	—		16,247,143
U.S. Government & Agency Obligations	—	22,104,654	—		22,104,654
Common Stocks:
Consumer Discretionary	—	—	1,293,722		1,293,722
Energy	$3,784,242	98,821	4,725,083		8,608,146
Health Care	—	—	301,788		301,788
Industrials	—	—	117,170		117,170
Materials	—	—	0	*	0	*
Convertible Preferred Stocks	3,603,386	—	—		3,603,386
Preferred Stocks:
Financials	7,288,052	—	—		7,288,052
Industrials	—	—	520,664		520,664
Warrants	—	—	0	*	0	*

Total Investments	$14,675,680	$672,750,867	$18,032,454		$705,459,001

Other Financial Instruments:
Forward Foreign Currency Contracts	—	48,079	—		48,079

Total	$14,675,680	$672,798,946	$18,032,454		$705,507,080

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$36,636	—		$36,636

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2016, securities valued at $3,784,242 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	INDUSTRIALS	MATERIALS
Balance as of September 30, 2016	$2,195,826	0 *	$1,298,975	$0 *
Accrued premiums/discounts	10,097	—	3,458	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	(10,097)	—	(3,458)	(263)
Purchases	—	—	—	263
Sales	—	—	—	—
Transfers into Level 3[2]	—	$1,255,815	` 81,267	—
Transfers out of Level 3[3]	—	—	—	—

Balance as of December 31, 2016	$2,195,826	$1,255,815	$1,380,242	$0 *

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016[1]	$(10,097)	—	$(3,458)	(263)

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	UTILITIES
Balance as of September 30, 2016	$1,410,750	$3,276,746	$1,931,627	$1,666,620
Accrued premiums/discounts	253	3,261	548	1,201
Realized gain (loss)	—	(69,917)	(266)	75
Change in unrealized appreciation (depreciation)[1]	4,022	661,727	(5,136)	(19,277)
Purchases	—	2,000,015	—	—
Sales	—	(2,688,632)	(476,400)	(4,700)
Transfers into Level 3[2]	—	—	—	—
Transfers out of Level 3[3]	—	—	(1,450,373)	—

Balance as of December 31, 2016	$1,415,025	$3,183,200	—	$1,643,919

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016[1]	$4,022	$661,727	—	$(19,277)

	COMMON STOCKS						PREFERRED STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS		INDUSTRIALS	WARRANTS		TOTAL
Balance as of September 30, 2016	$1,233,580	$4,883,060	$312,495	$1,283,930	$0	*	—	—		$19,493,609
Accrued premiums/discounts	—	—	—	—	—		—	—		18,818
Realized gain (loss)	—	—	—	—	—		—	—		(70,108)
Change in unrealized appreciation (depreciation)[1]	60,142	(157,977)	(10,707)	1,991,757	—		$(2,637,853)	—		(127,120)
Purchases	—	—	—	710,792	—		3,158,517	$0	*	5,869,587
Sales	—	—	—	(3,869,309)	—		—	—		(7,039,041)
Transfers into Level 3[2]	—	—	—	—	—		—	—		1,337,082
Transfers out of Level 3[3]	—	—	—	—	—		—	—		(1,450,373)

Balance as of December 31, 2016	$1,293,722	$4,725,083	$301,788	$117,170	$0	*	$520,664	$0	*	$18,032,454

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016[1]	$60,142	$(157,977)	$(10,707)	$(593,622)	—		$(2,637,853)	—		$(2,707,363)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$53,634,415
Gross unrealized depreciation	(35,981,264)

Net unrealized appreciation	$17,653,151

At December 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	167,979	EUR	149,658	Citibank N.A.	1/20/17	$10,298
EUR	600,000	USD	668,844	Citibank N.A.	2/13/17	(36,007)
EUR	64,091	USD	68,228	Citibank N.A.	2/13/17	(629)
USD	738,217	EUR	664,091	Citibank N.A.	2/13/17	37,781

Total						$11,443

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 24, 2017